RELATED PARTY TRANSACTIONS	12 Months Ended
Oct. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Services Provided by Related Parties

From time to time, the Company’s related parties provide services to the Company. The Company recognized related party expenses of $38,426,  $23,922 and $13,468 for the years ended October 31, 2020, 2019 and 2018, which have been included in selling and marketing – related parties and general and administrative – related parties, respectively, on the accompanying consolidated statements of income and comprehensive income.

Office Space from Related Party

The Company leases office space from WDZG Consulting, which owns 100% of TRX ZJ. For the years ended October 31, 2020, 2019 and 2018, rent expense related to office leases from WDZG Consulting amounted approximately $14,000,  $19,000 and $13,000, respectively, which have been included in general and administrative – related parties on the accompanying consolidated statements of income and comprehensive income.

As of October 31, 2020 and 2019, operating lease liabilities related to the related party office lease was $28,442 and $0, respectively, which have been included in operating lease liabilities – related party (current and noncurrent) on the accompanying consolidated balance sheets.

Loan to Related Party and Interest Income – Related Party

On March 19, 2020, the Company originated a note receivable to a related party in the principal amount of RMB 38,914,847 (approximately $5.6 million). This note had a maturity date of April 30, 2020. The annual interest rate for this note was 1.00%. The principal and related interest were fully collected in April 2020.

On May 1, 2020, the Company originated a note receivable to a related party in the principal amount of RMB 40,260,000 (approximately $5.8 million). This note had a maturity date of August 31, 2020. The annual interest rate for the note was 4.35%. As of October 31, 2020, the outstanding principal and related interest were fully collected.

On August 14, 2020, the Company originated a note receivable to a related party in the principal amount of RMB 40,503,802 (approximately $5.8 million). This note had a maturity date of November 11, 2020. The annual interest rate for the note was 1.90%. As of October 31, 2020, the outstanding principal and related interest were fully collected.

The Company did not make any loans to any related party in 2019 and 2018.

The interest income related to related party notes was $102,074 for the years ended October 31, 2020, which have been included in interest income – related party on the accompanying consolidated statements of income and comprehensive income.

Borrowings from Related Parties and Interest Expense – Related Parties

From time to time, the Company acquired loans from various related parties to fund its operations. These loans were due within one year and were unsecured and uncollateralized, and cannot be renewed upon maturities. The annual interest rates for these loans ranged from 6.5% to 10.0%. As of October 31, 2019, all of outstanding principal of related parties’ borrowings and related interest due were fully repaid.

In fiscal 2020, the Company borrowed $2,128,705 from related parties for working capital needs and repaid $2,099,420 to related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

For the years ended October 31, 2020, 2019 and 2018, interest expense related to related parties’ loans amounted to $0,  $613 and $452, respectively, which have been included in interest expense – related parties in the accompanying consolidated statements of income and comprehensive income.

Due to Related Parties

At October 31, 2020 and 2019, due to related parties consisted of the following:

Name of related party	October 31, 2020	October 31, 2019
Beijing Ruibozhongying Technology Development Co., Ltd. (1)	$238,642	$—
WDZG Consulting	2,455	157,800
Sheng Xu (2)	—	49,281
	$241,097	$207,081
(1)	An entity controlled by WDZG Consulting
(2)	Sheng Xu holds 35% of WDZG Consulting’s shares and she is the spouse of Zhe Wang

The balances of due to related parties represent expenses paid by these related parties on behalf of the Company. The related parties’ payables are short-term in nature, non-interest bearing, unsecured and repayable on demand.